Description of Organization and Summary of Significant Accounting Policies (Tables) - HZO, Inc. and Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Description of Organization and Summary of Significant Accounting Policies
Schedule of revenue by type

	2026	2025
Coating services, recurring	$1,466,706	$1,065,091
Equipment sales	59,828	4,846
Total Revenue	$1,526,534	$1,069,937

	2025	2024
Coating services, recurring	$4,787,766	$3,934,930
Equipment sales	54,420	1,407,896
Total Revenue	$4,842,186	$5,342,826

Schedule of receivables and contract liabilities from contracts with customers

	As of	As of
	March 31,	December 31,
	2026	2025
Receivables, gross	$1,248,171	$808,073
Contract liabilities	$—	$21,728

	2025	2024	2023
Receivables, gross	$808,073	$1,028,215	$2,512,029
Contract liabilities	$21,728	$128,704	$108,058